Debt - Components of Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 2,353,769,000	$ 2,003,506,000
Less: Deferred financing costs, net	(30,739,000)	(26,308,000)
Total debt, net of deferred financing costs	2,323,030,000	1,977,198,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	69,250,000	72,900,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	54,688,000	57,292,000
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Total debt	375,000,000	250,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	206,306,000	318,444,000
Secured Debt | $1.125 billion facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	1,125,000,000	1,125,000,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	658,384,000	674,688,000
Secured Debt | Seal SPV loan
Debt Instrument [Line Items]
Total debt	157,120,000	157,120,000
Secured Debt | Tundra VIE loan
Debt Instrument [Line Items]
Total debt	198,613,000	205,145,000
Secured Debt | Crystal VIE loan
Debt Instrument [Line Items]
Total debt	112,000,000	0
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt	139,660,000	0
Convertible Debt | Convertible bonds - 2012
Debt Instrument [Line Items]
Total debt	0	218,851,000
Convertible Debt | Convertible bonds - 2017
Debt Instrument [Line Items]
Total debt	333,682,000	0
Shareholder Notes Payable | Hilli shareholder loans
Debt Instrument [Line Items]
Total debt	$ 49,066,000	$ 49,066,000